Supplemental Statement of Cash Flow Information (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Supplemental information to the statement of cash flows
Interest paid		$ 7,512,000	$ 6,430,000	$ 7,370,000
Net taxes paid		2,490,000	674,000	368,000
Noncash Investing and Financing Activities
Noncash interest expense		20,600,000	23,200,000	17,700,000
Debt converted to stockholders' equity	90,700,000
Accrued interest converted to stockholders' equity	$ 3,900,000